Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument, Redemption [Line Items]
Total long-term debt	$ 1,002,813	$ 1,087,347
Periodic repayment
Debt Instrument, Redemption [Line Items]
2020	85,945
2021	86,545
2022	71,210
2023	55,535
2024	13,873
2025 and thereafter	1,307
Total long-term debt	314,415
Balloon Repayment [Member]
Debt Instrument, Redemption [Line Items]
2021	95,811
2022	236,509
2023	202,185
2024	123,393
2025 and thereafter	30,500
Total long-term debt	$ 688,398